Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for loan losses	$ 13,305	$ 14,361
Preferred stock, no par value
Preferred stock, shares authorized	200,000	200,000
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Preferred stock, shares issued	20,481	24,072
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	9,091,473	8,591,542
Treasury stock, shares	747,964	747,964